Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance, Table

The following table sets forth information on pay versus performance including the relationship between executive compensation actually paid, as calculated under SEC rules and Company performance.

Pay versus performance table

	Summary	Summary			Average summary compensation	Average compensation	Value of initial fixed $100 investment based on:
(a)	Compensation table total for first PEO (1) (b)	Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2)(c )	Compensation actually paid to second PEO (2) (c )	table total for non-PEO NEOs (1) (d)	actually paid to non-PEO NEOs (2) (e)	Total shareholder return (3) (f)	Peer group total shareholder return (g)	Net income (4) (h)
2025	$762,883	N/A	$859,054	N/A	$411,775	$478,212	$62.58	N/A	(81,858,000)
2024	$647,985	N/A	(350,816)	N/A	$478,764	$(856,885)	$39.09	N/A	(46,982,000)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)

_____________

(1)

Larry Heaton was our PEO for 2023, 2024 and 2025. The non-PEO NEOs for 2025 are Tony Blair and Kevin Klass, for 2024 are Peter Donato, Tony Blair and Karen DeHaan-Fullerton, and for 2023 are Peter Donato, Kevin Klass, Ann Cotter, and Adrian Lock.

(2)

For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

(3)	For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4)	Net income is rounded to the nearest thousand.

PEO
	2025	2024	2023
Summary Compensation Table ("SCT") Total for PEO	762,883	647,985	651,396
- SCT Stock Awards Column (grant date fair value of equity awards reported in SCT)	(143,213)	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	384,481	-	-
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(4,215)	(324,686)	221,408
+ vesting date fair value equity awards granted and vested in the covered year		-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(25,984)	(674,115)	160,521
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)		-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year		-	-
+ excess fair value for equity award modifications		-	-
Compensation Actually Paid to PEO	859,054	(350,816)	1,033,326
Average for Non-PEO NEOs	2025	2024	2023
Average SCT Total for Non-PEO NEOs	411,775	478,764	643,186
- SCT "Stock Awards" Column (grant date fair value of equity awards reported in SCT)	(61,979)	(373,168)	(262,041)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	139,463	(2,303)	(157,261)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(2,778)	(126,353)	55,742
+ vesting date fair value equity awards granted and vested in the covered year		-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(8,269)	(219,641)	131,622
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)		(614,184)	-
+ dollar value of dividends / earnings paid on equity awards in the covered year		-	-
+ excess fair value for equity award modifications		-	-
Average Compensation Actually Paid to Non-PEO NEOs	478,212	(856,885)	411,249

Relationship Between Compensation Actually Paid and Each of TSR and Net Income

The following graph sets forth the relationships between certain figures included in the Pay Versus Performance Tables for each of 2025, 2024, and 2023, including: (i) the compensation actually paid to the PEO (on an aggregate basis) and the average compensation actually paid to our non-PEO NEOs and each of (a) TSR (column (f) in the Pay Versus Performance Table) and (b) net income (column (h) in the Pay Versus Performance Table).

Adjustment To PEO Compensation, Footnote
	Summary	Summary			Average summary compensation	Average compensation	Value of initial fixed $100 investment based on:
(a)	Compensation table total for first PEO (1) (b)	Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2)(c )	Compensation actually paid to second PEO (2) (c )	table total for non-PEO NEOs (1) (d)	actually paid to non-PEO NEOs (2) (e)	Total shareholder return (3) (f)	Peer group total shareholder return (g)	Net income (4) (h)
2025	$762,883	N/A	$859,054	N/A	$411,775	$478,212	$62.58	N/A	(81,858,000)
2024	$647,985	N/A	(350,816)	N/A	$478,764	$(856,885)	$39.09	N/A	(46,982,000)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)

_____________

(1)

Larry Heaton was our PEO for 2023, 2024 and 2025. The non-PEO NEOs for 2025 are Tony Blair and Kevin Klass, for 2024 are Peter Donato, Tony Blair and Karen DeHaan-Fullerton, and for 2023 are Peter Donato, Kevin Klass, Ann Cotter, and Adrian Lock.

(2)

For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

(3)	For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4)	Net income is rounded to the nearest thousand.

PEO
	2025	2024	2023
Summary Compensation Table ("SCT") Total for PEO	762,883	647,985	651,396
- SCT Stock Awards Column (grant date fair value of equity awards reported in SCT)	(143,213)	-	-
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	384,481	-	-
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(4,215)	(324,686)	221,408
+ vesting date fair value equity awards granted and vested in the covered year		-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(25,984)	(674,115)	160,521
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)		-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year		-	-
+ excess fair value for equity award modifications		-	-
Compensation Actually Paid to PEO	859,054	(350,816)	1,033,326

Adjustment to Non-PEO NEO Compensation Footnote
Average for Non-PEO NEOs	2025	2024	2023
Average SCT Total for Non-PEO NEOs	411,775	478,764	643,186
- SCT "Stock Awards" Column (grant date fair value of equity awards reported in SCT)	(61,979)	(373,168)	(262,041)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	139,463	(2,303)	(157,261)
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(2,778)	(126,353)	55,742
+ vesting date fair value equity awards granted and vested in the covered year		-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(8,269)	(219,641)	131,622
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)		(614,184)	-
+ dollar value of dividends / earnings paid on equity awards in the covered year		-	-
+ excess fair value for equity award modifications		-	-
Average Compensation Actually Paid to Non-PEO NEOs	478,212	(856,885)	411,249

PEO Total Compensation Amount	$ 762,883	$ 647,985	$ 651,396
PEO Actually Paid Compensation Amount	859,054	(350,816)	1,033,326
Non-PEO NEO Average Total Compensation Amount	411,775	478,764	643,186
Non-PEO NEO Average Compensation Actually Paid Amount	478,212	(856,885)	411,249
Total Shareholder Return Amount	62,580	39,090.00	86,960
Net Income (Loss)	$ (81,858,000)	$ (46,982,000)	$ (34,529,000)
Non-PEO Name	Tony Blair
PEO Name	Larry Heaton